Exhibit 99.2

Ford Credit Auto Lease Trust 2011-A
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of June 30, 2012

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of June 30, 2012, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of June 30, 2012, leases with a total base residual value of $9,250,171.27 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in July 2012. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of June 30, 2012
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2012 -	June	$850,348,947.09
	July	824,254,013.51	$15,579,337.57	7.07%	$14,576,217.31	2.13%
	August	800,488,398.11	15,330,582.59	6.96	12,414,004.30	1.81
	September	771,692,559.67	14,988,548.85	6.80	17,671,313.46	2.58
	October	756,114,975.25	14,890,337.82	6.76	4,411,891.45	0.64
	November	741,806,489.98	14,807,095.14	6.72	3,150,522.10	0.46
	December	723,174,003.19	14,611,179.52	6.63	7,601,041.69	1.11
2013 -	January	670,121,438.57	13,788,707.11	6.26	42,753,152.44	6.25
	February	584,778,729.06	12,348,216.45	5.61	76,227,821.63	11.14
	March	494,719,470.21	10,784,433.31	4.90	82,096,591.71	12.00
	April	469,992,816.22	10,377,470.26	4.71	16,736,856.65	2.45
	May	449,746,208.24	10,018,650.98	4.55	12,496,219.20	1.83
	June	428,573,281.35	9,619,326.67	4.37	13,724,100.89	2.01
	July	407,267,269.13	9,217,834.02	4.18	14,156,289.06	2.07
	August	384,114,283.66	8,741,949.44	3.97	16,376,172.86	2.39
	September	359,285,754.85	8,239,252.09	3.74	18,442,121.85	2.69
	October	335,636,369.21	7,753,746.28	3.52	17,628,495.15	2.58
	November	313,643,819.14	7,301,616.24	3.31	16,308,967.10	2.38
	December	291,933,043.57	6,871,085.84	3.12	16,351,272.67	2.39
2014 -	January	248,328,348.59	5,915,183.93	2.68	39,095,960.34	5.71
	February	168,842,350.42	4,101,917.66	1.86	76,580,214.56	11.19
	March	92,867,433.17	2,351,847.57	1.07	74,436,188.81	10.88
	April	69,768,067.30	1,789,178.89	0.81	21,757,475.00	3.18
	May	31,671,284.84	824,136.24	0.37	37,608,569.54	5.50
	June	753,451.99	20,586.30	0.01	31,049,802.58	4.54
	July	187,045.16	5,881.71	0.00	564,311.85	0.08
	August	182,190.13	5,881.71	0.00	0.00	0.00
	September	160,044.48	5,355.36	0.00	17,789.00	0.00
	October	143,986.11	5,014.26	0.00	11,932.00	0.00
	November	130,473.23	4,545.01	0.00	9,774.00	0.00
	December	100,908.30	3,694.33	0.00	26,607.20	0.00
2015 -	January	56,708.01	2,334.60	0.00	42,434.60	0.01
	February	12,645.77	337.38	0.00	44,040.50	0.01
	March	0.00	0.00	0.00	12,709.00	0.00
Total			$220,305,265.13	100.00%	$684,380,860.50	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$904,686,125.63

Ford Credit Auto Lease Trust 2011-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types defined in Annex B of the Prospectus Supplement.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
April 2012	Car	447	66.42%	1,485	4.44%	8.61%
	CUV	151	45.48	4,881	11.82	24.45
	SUV	83	43.46	3,748	11.72	23.48
	Truck	10	17.54	6,433	15.61	32.37
	Total / Average	691	55.15%	2,571	7.32%	14.50%
May 2012	Car	427	61.79%	1,141	3.48%	6.81%
	CUV	128	44.76	4,166	10.33	21.59
	SUV	77	32.91	2,793	9.06	17.84
	Truck	13	22.03	5,101	12.79	24.78
	Total / Average	645	50.79%	2,018	5.90%	11.74%
June 2012	Car	416	63.80%	500	1.47%	2.85%
	CUV	143	51.44	4,123	10.31	21.50
	SUV	91	45.05	2,679	8.60	16.91
	Truck	6	14.63	5,912	13.30	24.96
	Total / Average	656	55.92%	1,642	4.69%	9.27%